Restructuring and Asset Impairment Charges - Summary of Restructuring Activity (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Restructuring Reserve [Roll Forward]
Accrued restructuring, beginning balance	$ 4,275	$ 0
Restructuring and impairment charges	(1,538)	59,197
Cash payments	(2,798)	(1,514)
Non-cash settlements	710	(53,408)
Accrued restructuring, ending balance	649	4,275
Asset impairments
Restructuring Reserve [Roll Forward]
Accrued restructuring, beginning balance	0	0
Restructuring and impairment charges	(710)	53,228
Cash payments	0	(10)
Non-cash settlements	710	(53,218)
Accrued restructuring, ending balance	0	0
Contract termination costs
Restructuring Reserve [Roll Forward]
Accrued restructuring, beginning balance	3,954	0
Restructuring and impairment charges	(751)	4,767
Cash payments	(2,554)	(623)
Non-cash settlements	0	(190)
Accrued restructuring, ending balance	649	3,954
Employee severance and termination benefits
Restructuring Reserve [Roll Forward]
Accrued restructuring, beginning balance	321	0
Restructuring and impairment charges	(77)	1,202
Cash payments	(244)	(881)
Non-cash settlements	0	0
Accrued restructuring, ending balance	$ 0	$ 321